STOCK BASED COMPENSATION - Balances of stock-based compensation plans (Details) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Stock Options
Number of Options
Balance at the beginning (in shares)	2,889
Granted (in shares)	601
Exercised/released (in shares)	(1,570)
Forfeited/expired (in shares)	(102)
Balance at the end (in shares)	1,818	2,889
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 6.56
Granted (in dollars per share)	23.59
Exercised/released (in dollars per share)	1.73
Forfeited/expired (in dollars per share)	20.10
Balance at the end (in dollars per share)	$ 15.62	$ 6.56
Performance-Based Restricted Stock Units
Number of Shares
Balance at the beginning (in shares)	1,411
Granted (in shares)	0	1,426
Exercised/released (in shares)	0
Forfeited/expired (in shares)	(127)	(15)
Balance at the end (in shares)	1,284	1,411
Weighted Average Grant Date Fair Value
Balance at the beginning (in dollars per share)	$ 31.74
Granted (in dollars per share)	0	$ 31.74
Exercised/released (in dollars per share)	0
Forfeited/expired (in dollars per share)	31.74	31.74
Balance at the end (in dollars per share)	$ 31.74	$ 31.74
Restricted Stock Units
Number of Shares
Balance at the beginning (in shares)	7
Granted (in shares)	338	7
Exercised/released (in shares)	(10)
Forfeited/expired (in shares)	(26)
Balance at the end (in shares)	309	7
Weighted Average Grant Date Fair Value
Balance at the beginning (in dollars per share)	$ 17.00
Granted (in dollars per share)	23.69	$ 17.00
Exercised/released (in dollars per share)	17.51
Forfeited/expired (in dollars per share)	22.84
Balance at the end (in dollars per share)	$ 23.81	$ 17.00
Deferred Stock Units
Number of Shares
Balance at the beginning (in shares)	13
Granted (in shares)	10	13
Exercised/released (in shares)	0
Forfeited/expired (in shares)	0
Balance at the end (in shares)	23	13
Weighted Average Grant Date Fair Value
Balance at the beginning (in dollars per share)	$ 17.00
Granted (in dollars per share)	24.80	$ 17.00
Exercised/released (in dollars per share)	0
Forfeited/expired (in dollars per share)	0
Balance at the end (in dollars per share)	$ 20.34	$ 17.00